April 20, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PHL Variable Insurance Company
Post-Effective Amendment No. 2 on Form S-1
File No. 333-137802

Ladies and Gentlemen:

On behalf of PHL Variable Insurance Company (“PHLVIC”), transmitted herewith is post-effective amendment number 2 to a registration statement on Form S-1 (File No. 333-137802)(“Registration Statement”) under the Securities Act of 1933, as amended (“Securities Act”).

PHLVIC is filing this registration statement to update financial information, incorporate supplements issued since the most recent post-effective amendment and to make other non-material and conforming changes.

We request that the Registration Statement be accelerated to May 1, 2009 and have included acceleration requests pursuant to Rule 461 of the Securities Act.

The Registrant acknowledges that:

1. should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2. the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company of its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3. the Registrant will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions or comments concerning this amendment to me at (860) 403-6486 or to Kathleen McGah at
(860) 403-6625.

Sincerely,
/s/ Mary K. (Kate) Johnson
Mary K. (Kate) Johnson, Esq. Counsel